Parent Company Financial Information - Summary Of Condensed Statement Of Operation And Comprehensive Loss Income (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Condensed Income Statements, Captions [Line Items]
Net loss	$ (158.3)	$ (119.1)	$ (122.0)
Foreign currency translation, net of tax	34.2	(9.3)	(15.1)
Other Comprehensive Income (Loss), Net of Tax	35.1	(9.3)	(16.6)
Comprehensive loss attributable to Mirion Technologies (TopCo), Ltd. stockholders	$ (123.2)	$ (128.4)	$ (138.6)
Loss per share—basic and diluted	$ (24.18)	$ (18.45)	$ (19.36)
Weighted average common shares outstanding – basic and diluted	6.549	6.453	6.300
MIRION TECHNOLOGIES LTD [Member] | Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Equity in net loss of subsidiaries	$ (158.3)	$ (119.1)	$ (122.0)
Net loss	(158.3)	(119.1)	(122.0)
Foreign currency translation, net of tax	34.2	(9.3)	(15.1)
Unrecognized actuarial gain (loss) and prior service benefit, net of tax	0.9	0.0	(1.5)
Other Comprehensive Income (Loss), Net of Tax	35.1	(9.3)	(16.6)
Comprehensive loss attributable to Mirion Technologies (TopCo), Ltd. stockholders	$ (123.2)	$ (128.4)	$ (138.6)
Loss per share—basic and diluted	$ (24.18)	$ (18.45)	$ (19.36)
Weighted average common shares outstanding – basic and diluted	6.549	6.453	6.300